Net Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Net Intangible Assets And Goodwill
Net intangible assets and goodwill

Net intangible assets and goodwill consist of the following at year-end:

	2014	2013
Net intangible assets (i)
Computer software cost	$64,103	$69,319
Initial franchise fees	18,136	25,629
Reacquired franchised rights	9,878	11,625
Letter of credit fees	940	940
Others	1,000	—
Total cost	94,057	107,513
Total accumulated amortization	(51,088)	(54,042)
Subtotal	42,969	53,471

Goodwill (ii)
Mexico	6,840	7,748
Brazil	6,247	7,021
Ecuador	273	273
Peru	189	201
Chile	1,227	1,416
Colombia	119	245
Subtotal	14,895	16,904
	$57,864	$70,375

(i)
Total amortization expense for fiscal years 2014, 2013 and 2012 amounted to $15,108, $18,297 and $14,825, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $15,108 for 2015, $11,332 for 2016; $2,223 for 2017; $2,223 for 2018; $2,223 for 2019; and thereafter $9,860.

(ii)	Related to the acquisition of franchised restaurants (Mexico, Brazil, Peru, Chile and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).